Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments
8.
INVESTMENTS

The following sets forth the Group's investments:

	As of December 31,
	2024	2025
	RMB	RMB
Equity method investments (a)	576,852	581,082
Equity investments without readily determinable fair values (b)	75,656	72,478
Available-for-sale debt investments (c)	13,604	13,302
Total	666,112	666,862
Less: impairment on investments (d)	(1,533)	(13,302)
Investment, net	664,579	653,560

(a)
As at December 31, 2025 and 2024 the balances represented the Group’s investments made in five private entities.
(b)
As at December 31, 2025 and 2024, the balances represented the Group’s investments made in two and three private entities.
(c)
As at December 31, 2025 and 2024, the balances represented the Group’s investments made in two private entities.
(d)
During the years ended December 31, 2023, 2024 and 2025, impairment losses on available-for-sale debt investments of nil, nil and RMB13,453, respectively, were recorded in impairment of investments in the consolidated income statements.
8.
INVESTMENTS (Continued)

For the years ended December 31, 2024 and 2025, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08 (g) of Regulation S-X. Set out below is the summary of combined financial information for all the equity method investments of the Group:

	As of December 31,
	2024	2025
	RMB	RMB
Statements of Balance Sheet
Current assets	496,285	520,028
Non-current assets	2,700,315	3,074,505
Current liabilities	129,274	158,936
Non-current liabilities	162,848	131,826

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Statements of Operation
Total revenues	386,856	619,533	597,206
Costs and expenses applicable to net sales or gross revenues	(213,386)	(431,997)	(457,344)
Income from operations	173,469	187,536	139,862
Net income	173,462	187,535	139,961